GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended March 31,
	2023	2022
	$	$
Payroll, consulting and benefits	6,272	7,468
Capital market	6,323	7,277
Office and administration	3,731	3,999
Professional and consulting fees	2,142	3,275
Investor relations	984	1,981
Marketing media	881	1,466
Business development	654	2,223
Listing fees	354	533
Total	21,341	28,222